Long-term Debt	12 Months Ended
Feb. 28, 2015
Long-term Debt [Text Block]
5.	Long-term Debt

		2015	2014

a)	The Company’s capital lease was fully repaid in September, 2014. The capital lease had principal and interest repayable at $12,729 per month including interest at a seven-year fixed rate of 6.125% per annum, collateralized over certain pieces of manufacturing equipment.	$-	$75,027
		-	75,027
	Less: current portion	-	75,027
		$-	$-

b)

The Company has an on demand revolving operating bank loan with a credit limit of $3,500,000 (2014 - $3,500,000) subject to the availability of eligible collateral. As at February 28, 2015, $613,400 (2014 - $329,900) of the facility was available, due to a limit on eligible collateral available. Interest is charged on the drawn-down amounts at the bank prime rate plus 1.00% to 1.50% (2014 - 1.00% to 1.50%). The operating loan is collateralized by a charge on all assets of the Company and an assignment of all risk insurance on land, buildings, equipment and inventory owned by the Company. The credit facility contains four financial covenants. The bank loan is subject to an annual review process.